RELATED PARTIES TRANSACTIONS	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS
5. RELATED PARTIES TRANSACTIONS

Since inception, the Company rented an office from Sanhe Dong Yi Glass Machinery Company Limited (“Sanhe Dong Yi”), a Company owned by Zhou Deng Rong, our former general manager and former majority shareholder of the Company. The rental period was from June 15, 2013 to June 14, 2014, and the full rent amount of $3,965 was paid in advance. The remaining amount of $193 and $1,387 were recorded as of March 31, 2014 and December 31, 2013, respectively. In addition, the Company paid $1,448 to Sanhe Dong Yi to purchase several articles of furniture and computer equipment for its operation purpose. As of March 31, 2014, these fixed assets have not been delivered and accepted by the Company; as a result, this deposit was record as amount due from related party.

Prior to the incorporation of the Company, Kelitai Air Powered Machinery Co., Ltd. (“Kelitai”), later known as Lucksky Holding (Group) Co., Ltd., an entity owned by Zhou Deng Rong, our former general manager and former majority shareholder of the Company, executed various purchase agreements (the “Agreements”) with Beijing Hengruier Machinery Company Limited (“Hengruier”) and made certain prepayments on behalf of the Company. On July 15, 2013, Kelitai, Hengruier and the Company executed a tripartite agreement to transfer the rights and obligations of the Agreements to the Company. As of March 31, 2014, Kelitai has paid $1,242,198 on behalf of the Company as prepayments to Hengruier. The outstanding amounts due to related parties were $1,242,198 as of March 31, 2014. These amounts were unsecured, on-interest bearing, and due on demand.

Since inception, the shareholders have paid several employees’ salaries on behalf of the Company. As of March 31, 2014, the amount due to shareholders was $16,248. The Company promised to pay off this debt once we have sufficient cash flow.

As of March 31, 2014, Mr. Zhou Deng Rong and Mr. Feng Zhimin (shareholders of the Company) advanced the Company $908,471 as working capital. These advances were unsecured, interest free, and were paid off in April 2014.

3. RELATED PARTIES TRANSACTIONS

Since inception, the Company rented an office from Sanhe Dong Yi Glass Machine Company Limited (“Sanhe Dong Yi”), a Company owned by Zhou Deng Rong, our former general manager and former majority shareholder of the Company. The rental period was from June 15, 2013 to June 14, 2014, and the full rent amount of $3,965 was paid in advance. The remaining amount of $1,387 was recorded as amount due from related party as of December 31, 2013. Besides, the Company paid $1,487 to Sanhe Dong Yi to purchase several articles of furniture and computer equipment for its operation purpose. As of December 31, 2013, these fix assets haven’t been delivered and accepted by the Company, as a result, this deposit was record as amount due from related party.

Prior to the incorporation of the Company, Kelitai Air Powered Machinery Co., Ltd. (“Kelitai”), a subsidiary of Lucksky Group, an entity owned by Zhou Deng Rong, former general manager and former majority shareholder of the Company, executed various purchase agreements (the “Agreements”) with Beijing Hengruier Machinery Company Limited (“Hengruier”) and made certain prepayments on behalf of the Company. On July 15, 2013, Kelitai, Hengruier and the Company executed a tripartite agreement to transfer the rights and obligations of the Agreements to the Company. As of December 31, 2013, Kelitai has paid $1,275,584 on behalf of the Company as prepayments to Hengruier. The outstanding amounts due to related parties were $1,275,584 as of December 31, 2013. These amounts were unsecured, non-interest bearing, and due on demand.

Since inception, the shareholders have paid several employees’ salaries on behalf of the Company. As of December 31, 2013, the amount due to shareholders was $9,432. The Company promised to pay off this debt once we have sufficient cash flow.